7 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
7 - Subsequent Events

note 7 – subsequent events

Date of management review – The Company has evaluated subsequent events through June 3, 2014, the date of which the financial statements were available to be issued. Through that date, management has determined that the Company did not have any material recognizable or non-recognizable subsequent events.